Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Equity award timing

The Compensation Committee has adopted a policy that prohibits the backdating of any equity compensation award and requires our annual equity compensation awards and any “off-cycle” awards to be made on certain fixed dates.